Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,163,836	$ 2,280,553
Due to a related party	50,302	56,102
Total financial liabilities	1,214,138	$ 2,336,655
Due Within A Year [Member]
Financial Instruments (Details) - Schedule of Remaining Contractual Maturities of Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	1,163,836
Due to a related party	50,302
Total financial liabilities	$ 1,214,138